Cover Page	Jul. 16, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 16, 2021
Entity Registrant Name	HOLLEY INC.
Entity Central Index Key	0001822928
Entity File Number	001-39599
Entity Tax Identification Number	87-1727560
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1801 Russellville Road
Entity Address, City or Town	Bowling Green
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	42101
City Area Code	270
Local Phone Number	495-4081
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	HLLY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Holley Inc., a Delaware corporation (formerly known as Empower Ltd.) (prior to the Closing Date, “EMPW” and after the Closing Date, “Holley”), filed on July 21, 2021 (the “Original Report”), in which the Company (as defined below) reported, among other events, the completion of the Mergers (as defined in the Original Report) on July 16, 2021 (the “Closing Date”). In connection with the Closing, the registrant changed its name from Empower Ltd., to Holley Inc. Unless the context otherwise requires, “Holley,” “we,” “us,” “our,” and the “Company” refer to the combined company following the Mergers, together with its subsidiaries, “EMPW” refers to the registrant prior to the closing of the Mergers and “Holley Intermediate” refers to Holley Intermediate Holdings, Inc., together with its subsidiaries, prior to the Mergers. This Amendment No. 1 includes (i) the unaudited condensed consolidated financial statements of Holley Intermediate as of and for the twenty-six weeks ended June 27, 2021, (ii) Holley Intermediate’s Management’s Discussion and Analysis of Financial Condition and Results of Operations for the twenty-six weeks ended June 27, 2021 and June 28, 2020 and (iii) the unaudited pro forma condensed combined balance sheet as of June 30, 2021 and the unaudited pro forma condensed combined statement of operations for the six months ended June 30, 2021 and the year ended December 31, 2020. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Holley Intermediate, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Entity Ex Transition Period	false
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	HLLY WS
Security Exchange Name	NYSE